CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	6 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues	$ 3,852,847	¥ 25,169,279		¥ 30,405,153
Cost of revenues	2,824,620	18,452,239		18,437,241
Gross profit	1,028,227	6,717,040		11,967,912
Selling and distribution expenses	421,022	2,750,389		2,660,873
General and administrative expenses	1,991,385	13,009,013		13,366,413
Provision for (net recovery of) doubtful accounts	(565,931)	(3,697,024)		25,537
Research and development expenses	575,087	3,756,839		2,895,286
Operating expenses	2,421,563	15,819,217		18,948,109
Loss from operations	(1,393,336)	(9,102,177)		(6,980,197)
Other income (expenses)
Subsidy income	33,989	222,038		854,389
Interest income	3,087	20,168		85,745
Interest expense	(153,105)	(1,000,182)		(761,322)
Income (loss) from investment in unconsolidated entity	(38,468)	(251,296)		141,288
Foreign exchange transaction gain (loss)	(12,060)	(78,784)		209
Other income (loss)	7,711	50,369		(60,760)
Other income (expense), net	(158,846)	(1,037,687)		259,549
Loss before income tax	(1,552,182)	(10,139,864)		(6,720,648)
Income tax expenses (benefit)	(15,053)	(98,338)		316,799
Net loss	(1,537,129)	(10,041,526)	$ (1,077,274)	(7,037,447)
Less: Net loss attributable to non-controlling interests	(169,284)	(1,105,874)		(336,250)
Net loss attributable to Recon Technology, Ltd	(1,367,845)	(8,935,652)		(6,701,197)
Comprehensive loss
Net loss	(1,537,129)	(10,041,526)	$ (1,077,274)	(7,037,447)
Foreign currency translation adjustment	(142,571)	(931,366)		9,610
Comprehensive loss	(1,679,700)	(10,972,892)		(7,027,837)
Less: Comprehensive loss attributable to non- controlling interests	(169,284)	(1,105,874)		(336,250)
Comprehensive loss attributable to Recon Technology, Ltd	$ (1,510,416)	¥ (9,867,018)		¥ (6,691,587)
Loss per common share - basic and diluted | (per share)	$ (0.19)	¥ (1.22)		¥ (1.51)
Weighted - average shares -basic and diluted	7,330,866	7,330,866	4,449,980	4,449,980
Related Party
Revenues	$ 13,112	¥ 85,657		¥ 0
Third Party [Member]
Revenues	3,839,734	25,083,622		30,405,153
Cost of revenues	2,824,620	18,452,239		18,437,241
Provision for (net recovery of) doubtful accounts	$ (525,721)	¥ (3,434,339)		¥ 59,638